Convertible Redeemable Preferred Shares - Summary of Convertible Redeemable Preferred Shares (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Class Of Stock [Line Items]
Beginning balance	¥ 96,936,855
Issuance of convertible redeemable preferred shares, net of issuance costs.	380,259,607		¥ 97,019,860
Foreign exchange impacts	(1,899,929)		(1,061,206)
Accretion on convertible redeemable preferred shares to redemption value	20,548,032		978,201
Ending balance	¥ 495,844,565	$ 71,223,615	96,936,855
Series A Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Beginning balance			¥ 210,478,110
Beginning balance, Number of Shares | shares			4,945,055
Foreign exchange impacts			¥ 10,300,700
Accretion on convertible redeemable preferred shares to redemption value			15,718,213	¥ 5,213,802
Conversion to ordinary shares upon IPO			¥ (236,497,023)
Conversion to ordinary shares upon IPO, Number of shares | shares			(4,945,055)
Ending balance				¥ 210,478,110
Ending balance, Number of shares | shares				4,945,055
Series A1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Beginning balance			¥ 63,416,581
Beginning balance, Number of Shares | shares			1,373,626
Foreign exchange impacts			¥ 3,134,288
Accretion on convertible redeemable preferred shares to redemption value			4,840,875	¥ 798,981
Conversion to ordinary shares upon IPO			¥ (71,391,744)
Conversion to ordinary shares upon IPO, Number of shares | shares			(1,373,626)
Ending balance				¥ 63,416,581
Ending balance, Number of shares | shares				1,373,626
Series B1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Issuance of convertible redeemable preferred shares, net of issuance costs.			¥ 651,736,522
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares			5,420,144
Foreign exchange impacts			¥ 52,030,049
Accretion on convertible redeemable preferred shares to redemption value			37,001,459
Conversion to ordinary shares upon IPO			¥ (740,768,030)
Conversion to ordinary shares upon IPO, Number of shares | shares			(5,420,144)
Series B2 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Issuance of convertible redeemable preferred shares, net of issuance costs.			¥ 569,316,830
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares			3,895,728
Foreign exchange impacts			¥ 47,260,953
Accretion on convertible redeemable preferred shares to redemption value			31,800,587
Conversion to ordinary shares upon IPO			¥ (648,378,370)
Conversion to ordinary shares upon IPO, Number of shares | shares			(3,895,728)
Series B3 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Issuance of convertible redeemable preferred shares, net of issuance costs.			¥ 282,249,969
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares			1,751,539
Foreign exchange impacts			¥ 22,452,981
Accretion on convertible redeemable preferred shares to redemption value			12,312,158
Conversion to ordinary shares upon IPO			¥ (317,015,108)
Conversion to ordinary shares upon IPO, Number of shares | shares			(1,751,539)
Series C1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Issuance of convertible redeemable preferred shares, net of issuance costs.			¥ 400,521,762
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares			1,595,572
Repurchase of convertible redeemable preferred shares			¥ (291,005,729)
Repurchase of convertible redeemable preferred shares, Number of shares | shares			(1,160,416)
Foreign exchange impacts			¥ 287,512
Accretion on convertible redeemable preferred shares to redemption value			133,451
Conversion to ordinary shares upon IPO			¥ (109,936,996)
Conversion to ordinary shares upon IPO, Number of shares | shares			(435,156)